Income Tax: (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Details Oneabstract [Abstract]
Income tax benefit based on Canadian tax rates	$ (519,833)	$ (690,090)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	34,139	96,812
Non-deductible expenses	9,882	7,349
Change in valuation allowance and other	(121,546)	585,929
Income tax benefit	$ (597,358)	$ 0